Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 33,438
Balance at the end of the period	36,277	€ 33,438
Deferred Payments For Licence And Spectrum Additions	771	0
TÜRKIYE
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	824	366
Balance at the end of the period		824
Significant licences | GERMANY
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	2,290	2,392
Balance at the end of the period		2,290
Significant licences | UK
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	1,622	965
Balance at the end of the period		1,622
Significant licences | Vodacom
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	932	771
Balance at the end of the period		932
Goodwill [member]
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	20,514
Balance at the end of the period	21,918	20,514
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	5,227
Balance at the end of the period	6,364	5,227
Assets in the course of construction	€ 18	151
Licence and spectrum fees | Bottom of range [member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	40 years
Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 5,299
Balance at the end of the period	5,534	5,299
Assets in the course of construction	€ 824	1,035
Software | Bottom of range [member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Software | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	10 years
Brands | Bottom of range [member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	30 years
Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 2,382
Balance at the end of the period	€ 2,235	2,382
Customer bases | Bottom of range [member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	37 years
Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 16
Balance at the end of the period	226	16
Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	134,669	131,784
Exchange movements	(1,825)	(254)
Acquisition of subsidiaries	4,135	11
Additions	3,234	2,655
Disposals	(1,250)	(871)
Hyperinflation impacts	1,284	1,389
Other	(97)	(45)
Balance at the end of the period	140,150	134,669
Cost | Goodwill [member]
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	77,716	77,252
Exchange movements	(571)	(252)
Acquisition of subsidiaries	1,465	7
Hyperinflation impacts	627	709
Balance at the end of the period	79,237	77,716
Cost | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	27,793	27,292
Exchange movements	(734)	62
Acquisition of subsidiaries	1,001
Additions	1,083	236
Disposals	(305)	(98)
Hyperinflation impacts	293	301
Balance at the end of the period	29,131	27,793
Cost | Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	19,259	17,434
Exchange movements	(424)	(63)
Acquisition of subsidiaries	897
Additions	2,142	2,414
Disposals	(942)	(772)
Hyperinflation impacts	285	291
Other	(97)	(45)
Balance at the end of the period	21,120	19,259
Cost | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	9,390	9,320
Exchange movements	(56)	17
Acquisition of subsidiaries	541	4
Additions	1
Hyperinflation impacts	44	49
Balance at the end of the period	9,920	9,390
Cost | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	511	486
Exchange movements	(40)	(18)
Acquisition of subsidiaries	231
Additions	8	5
Disposals	(3)	(1)
Hyperinflation impacts	35	39
Balance at the end of the period	742	511
Accumulated depreciation, amortisation and impairment [member]
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(101,231)	(92,932)
Exchange movements	(1,395)	(268)
Disposals	1,129	866
Hyperinflation impacts	1,128	1,223
Other	52
Impairments		4,515
Charge for the year	4,090	3,695
Balance at the end of the period	(103,873)	(101,231)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(57,202)	(52,296)
Exchange movements	510	318
Hyperinflation impacts	(627)	(709)
Impairments		4,515
Balance at the end of the period	(57,319)	(57,202)
Accumulated depreciation, amortisation and impairment [member] | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(22,566)	(21,731)
Exchange movements	504	(106)
Disposals	197	98
Hyperinflation impacts	(180)	(176)
Charge for the year	722	651
Balance at the end of the period	(22,767)	(22,566)
Accumulated depreciation, amortisation and impairment [member] | Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(13,960)	(12,104)
Exchange movements	314	58
Disposals	932	767
Hyperinflation impacts	(242)	(250)
Other	52
Charge for the year	2,682	2,431
Balance at the end of the period	(15,586)	(13,960)
Accumulated depreciation, amortisation and impairment [member] | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(7,008)	(6,338)
Exchange movements	41	(16)
Hyperinflation impacts	(44)	(49)
Charge for the year	674	605
Balance at the end of the period	(7,685)	(7,008)
Accumulated depreciation, amortisation and impairment [member] | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(495)	(463)
Exchange movements	(26)	(14)
Disposals	0	1
Hyperinflation impacts	35	39
Charge for the year	12	8
Balance at the end of the period	€ (516)	€ (495)